UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21897

                                             The Roxbury Funds

(Exact name of registrant as specified in charter)

6001 Shady Oak Road Suite 200

                                                     Minnetonka, MN 55343

(Address of principal executive offices) (Zip code)

Jon Foust

Roxbury Capital Management, LLC

6001 Shady Oak Road Suite 200

                                             Minnetonka, MN 55343

(Name and address of agent for service)

Copy to:

Ellen Drought, Esq.

Godfrey & Kahn, S.C.

780 North Water Street

Milwaukee, WI 53202-3590

Registrant’s telephone number, including area code:    (952) 230-6140

Date of fiscal year end: June 30

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

HOOD RIVER SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2016 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCK – 96.2%

CONSUMER DISCRETIONARY – 14.9%
Auto Components – 0.8%
Cooper Tire & Rubber Co.	27,310	$ 1,011,016

Diversified Consumer Services – 2.4%
2U, Inc.*	69,148	1,562,745
Grand Canyon Education, Inc.*	37,705	1,611,512

		3,174,257

Hotels, Restaurants & Leisure – 1.0%
Diamond Resorts International, Inc.*	39,010	947,943
Papa Murphy’s Holdings, Inc.*	27,875	333,106

		1,281,049

Leisure Equipment & Products – 3.2%
Brunswick Corp.	28,787	1,381,200
MCBC Holdings, Inc.*	46,857	659,747
Smith & Wesson Holding Corp.*	80,425	2,140,913

		4,181,860

Specialty Retail – 7.5%
Francesca’s Holdings Corp.*	87,264	1,671,978
Genesco, Inc.*	31,047	2,243,146
Hibbett Sports, Inc.*	22,498	807,678
Lithia Motors, Inc. - Class A	21,272	1,857,684
MarineMax, Inc.*	50,479	982,826
Murphy USA, Inc.*	16,223	996,903
Zumiez, Inc.*	60,932	1,213,765

		9,773,980

TOTAL CONSUMER DISCRETIONARY		19,422,162

CONSUMER STAPLES – 0.7%
Food & Staples Retailing – 0.7%
Smart & Final Stores, Inc.*	53,405	865,161

TOTAL CONSUMER STAPLES		865,161

FINANCIALS – 3.9%
Commercial Banks – 3.6%
Bank of The Ozarks, Inc.	41,858	1,756,780
Equity Bancshares, Inc. - Class A*	26,795	562,695
First Interstate BancSystem Inc. - Class A	45,325	1,274,992
Umpqua Holdings Corp.	1	11
Webster Financial Corp.	31,762	1,140,256

		4,734,734

Real Estate Investment Trusts – 0.3%
Hannon Armstrong	17,353	333,525

	Shares	Value (Note 2)
COMMON STOCK – continued

TOTAL FINANCIALS		$ 5,068,259

HEALTH CARE – 20.7%
Biotechnology – 1.3%
Intrexon Corp.*	23,414	793,500
Neurocrine Biosciences, Inc.*	22,595	893,632

		1,687,132

Health Care Equipment & Supplies – 5.2%
Cerus Corp.*	109,649	650,219
ConforMIS, Inc.*	91,374	982,270
Cynosure Inc. - Class A*	23,032	1,016,172
Integra LifeSciences Holdings Corp.*	23,830	1,605,189
Natus Medical, Inc.*	22,877	879,163
Orasure Technologies, Inc.*	120,420	870,637
Tandem Diabetes Care, Inc.*	86,627	754,521

		6,758,171

Health Care Providers & Services – 8.9%
Amsurg Corp.*	28,377	2,116,924
Diplomat Pharmacy, Inc.*	69,757	1,911,342
ExamWorks Group, Inc.*	7,743	228,883
HealthEquity, Inc.*	16,199	399,629
INC Research Holdings, Inc. - Class A*	41,343	1,703,745
LHC Group, Inc.*	24,547	872,891
VCA, Inc.*	74,862	4,318,789

		11,552,203

Life Sciences Tools & Services – 5.3%
AMN Healthcare Services, Inc.*	65,820	2,212,210
Charles River Laboratories International, Inc.*	28,858	2,191,477
Dyax Corp.*	26,407	—
PRA Health Sciences, Inc.*	59,860	2,559,614
		6,963,301

TOTAL HEALTH CARE		26,960,807

INDUSTRIALS – 17.7%
Aerospace & Defense – 0.9%
Hexcel Corp.	28,396	1,241,189

Building Product – 1.1%
PGT, Inc.*	141,296	1,390,353

Commercial Services & Supplies – 3.7%
James River Group Holdings Ltd.*	53,199	1,716,200
KAR Auction Services, Inc.	52,766	2,012,495
Miller (Herman), Inc.	37,448	1,156,769

		4,885,464

See notes to schedule of investments.

HOOD RIVER SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2016 (Unaudited) continued

	Shares	Value (Note 2)
COMMON STOCK – continued

Construction & Engineering – 1.2%
MasTec, Inc.*	74,573	$ 1,509,358

Professional Services – 8.9%
Huron Consulting Group, Inc.*	27,391	1,593,882
Korn/ Ferry International	59,389	1,680,115
Navigant Consulting, Inc.*	62,447	987,287
On Assignment, Inc.*	143,215	5,287,498
Resources Connection, Inc.	42,518	661,580
TrueBlue, Inc.*	51,451	1,345,444

		11,555,806

Road & Rail – 1.9%
Old Dominion Freight Line, Inc.*	27,980	1,947,968
Swift Transportation Co.*	31,089	579,188

		2,527,156

TOTAL INDUSTRIALS		23,109,326

INFORMATION TECHNOLOGY – 33.5%
Communications Equipment – 4.9%
Applied Optoelectronics, Inc.*	75,597	1,127,151
Finisar Corp.*	85,659	1,562,420
Oclaro, Inc.*	685,810	3,703,374

		6,392,945

Internet Software & Services – 1.4%
comScore, Inc.*	8,225	247,079
CoStar Group, Inc.*	8,069	1,518,344

		1,765,423

IT Services – 7.2%
Euronet Worldwide, Inc.*	26,164	1,939,014
ExlService Holdings, Inc.*	49,065	2,541,567
Heartland Payment Systems, Inc.	12,657	1,222,286
MAXIMUS, Inc.	44,175	2,325,372
Travelport Worldwide Ltd.*	98,745	1,348,857

		9,377,096

Semiconductors & Semiconductor Equipment – 10.9%
Axcelis Technologies, Inc.*	335,941	940,635
Canadian Solar, Inc.*	45,127	870,049
Cirrus Logic, Inc.*	54,485	1,983,799
Fabrinet*	77,653	2,512,075
Integrated Device Technology, Inc.*	57,514	1,175,586
Mattson Technology, Inc.*	163,792	597,841
Microsemi Corp.*	85,219	3,264,740
Tessera Technologies, Inc.	34,414	1,066,834
Ultratech, Inc.*	84,830	1,852,687

		14,264,246

	Shares	Value (Note 2)
COMMON STOCK – continued

Software – 9.1%
Callidus Software, Inc.*	132,764	$ 2,214,504
Five9, Inc.*	46,180	410,540
Imperva, Inc.*	69,376	3,503,488
Lumentum Holdings, Inc.*	79,388	2,141,094
Proofpoint, Inc.*	53,443	2,874,165
Rovi Corp.*	38,388	787,338

		11,931,129

TOTAL INFORMATION TECHNOLOGY		43,730,839

MATERIALS – 2.2%
Chemicals – 1.1%
Trinseo SA*	38,658	1,423,001

Construction Materials – 1.1%
US Concrete, Inc.*	23,556	1,403,466

TOTAL MATERIALS		2,826,467

TELECOMMUNICATION SERVICES – 2.6%

Diversified Telecommunication Services – 2.6%
Cogent Communications Holdings, Inc.	36,936	1,441,612
inContact, Inc.*	222,472	1,977,776

		3,419,388

TOTAL TELECOMMUNICATION SERVICES		3,419,388

Total COMMON STOCK (Cost $114,830,491)		125,402,409

SHORT-TERM INVESTMENT – 3.6%

Blackrock Liquidity Funds TempFund Portfolio, Institutional Class, 0.29%**	4,763,853	4,763,853

Total SHORT-TERM INVESTMENT (Cost $4,763,853)		4,763,853

TOTAL INVESTMENTS (COST $119,594,344)† - 99.8%		130,166,262

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		236,718

NET ASSETS - 100.0%		$ 130,402,980

*	Non-income producing security.
**	The rate shown represents the 7-day effective yield as of March 31, 2016.

See notes to schedule of investments.

HOOD RIVER SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2016 (Unaudited) continued

†	The cost for federal income tax purposes is $119,594,344. At March 31, 2016, net unrealized appreciation was $10,571,918. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $14,533,866, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $3,961,948.

See notes to schedule of investments.

MAR VISTA STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2016 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCK – 96.0%

CONSUMER DISCRETIONARY – 12.5%

Hotels, Restaurants & Leisure – 1.5%
Starbucks Corp.	6,345	$378,797

Media – 4.1%
Liberty Global PLC - Class C*	19,961	749,735
Liberty Global PLC LiLAC - Class C*	7,689	291,259

		1,040,994

Specialty Retail – 6.9%
Advance Auto Parts, Inc.	2,718	435,804
O’Reilly Automotive, Inc.*	1,526	417,605
TJX Cos, Inc. (The)	11,327	887,470

		1,740,879

TOTAL CONSUMER DISCRETIONARY		3,160,670

CONSUMER STAPLES – 10.7%

Beverages – 4.1%
PepsiCo, Inc.	10,037	1,028,592

Food Products – 6.6%
Mondelez International, Inc. - Class A	19,383	777,646
Unilever NV	20,070	896,728

		1,674,374

TOTAL CONSUMER STAPLES		2,702,966

ENERGY – 6.2%

Energy, Equipment & Services – 6.2%
Core Laboratories NV	6,701	753,259
Schlumberger Ltd.	10,837	799,229

		1,552,488

Oil, Gas & Consumable Fuels – 0.0%
California Resources Corp.	—	—

TOTAL ENERGY		1,552,488

FINANCIALS – 17.9%

Commercial Bank – 2.6%
US Bancorp/MN	16,026	650,495

Diversified Financial Services – 5.6%
Berkshire Hathaway, Inc. - Class B*	10,063	1,427,738

Insurance – 4.1%
Markel Corp.*	1,152	1,027,089

Real Estate Investment Trusts – 5.6%
American Tower Corp.	13,703	1,402,776

TOTAL FINANCIALS		4,508,098

	Shares	Value (Note 2)
COMMON STOCK – continued

HEALTH CARE – 12.7%

Health Care Equipment & Supplies – 1.7%
St Jude Medical, Inc.	7,541	$414,755

Life Sciences Tools & Services – 3.9%
Mettler-Toledo International, Inc.*	2,866	988,082

Pharmaceuticals – 7.1%
Allergan PLC*	3,984	1,067,762
Johnson & Johnson	6,667	721,369

		1,789,131

TOTAL HEALTH CARE		3,191,968

INDUSTRIALS – 13.7%

Aerospace & Defense – 9.5%
B/E Aerospace, Inc.	10,446	481,770
Honeywell International, Inc.	9,150	1,025,258
TransDigm Group, Inc.*	4,057	893,919

		2,400,947

Electrical Equipment – 1.8%
Sensata Technologies Holding NV*	11,376	441,844

Road & Rail – 2.4%
Kansas City Southern	7,036	601,226

TOTAL INDUSTRIALS		3,444,017

INFORMATION TECHNOLOGY – 17.6%

IT Services – 2.2%
Visa, Inc. - Class A	7,293	557,769

Software – 11.8%
Adobe Systems, Inc.*	6,058	568,240
Alphabet, Inc. - Class C*	1,265	942,362
Intuit, Inc.	7,262	755,321
Oracle Corp.	17,017	696,165

		2,962,088

Technology Hardware, Storage & Peripherals – 3.6%
Apple, Inc.	8,306	905,271

TOTAL INFORMATION TECHNOLOGY		4,425,128

MATERIALS – 4.7%

Chemicals – 4.7%
Ecolab, Inc.	6,928	772,611
Praxair, Inc.	3,631	415,568

		1,188,179

TOTAL MATERIALS		1,188,179

Total COMMON STOCK (Cost $20,734,685)		24,173,514

See notes to schedule of investments.

MAR VISTA STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2016 (Unaudited) continued

	Shares	Value (Note 2)
SHORT-TERM INVESTMENT – 3.9%

Blackrock Liquidity Funds TempFund Portfolio, Institutional Class, 0.29%**	980,321	$980,321

Total SHORT-TERM INVESTMENT (Cost $980,321)		980,321

TOTAL INVESTMENTS (COST $21,715,006)† - 99.9%		25,153,835

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		25,419

NET ASSETS - 100.0%		$25,179,254

*	Non-income producing security.
**	The rate shown represents the 7-day effective yield as of March 31, 2016.
†	The cost for federal income tax purposes is $21,715,006. At March 31, 2016, net unrealized appreciation was $3,438,828. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $3,805,279 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $366,450.

See notes to schedule of investments.

THE ROXBURY FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

SECURITY VALUATION:  Securities held by the Hood River Small-Cap Growth Fund (“Small-Cap Growth Fund”) and the Mar Vista Strategic Growth Fund (“Strategic Growth Fund”) (the “Funds”) which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The NASDAQ Stock Market, Inc. (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Trustees.

Fair Value Measurements:  The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – quoted prices in active markets for identical securities
●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2016, in valuing each Fund’s investments carried at fair value:

Small-Cap Growth Fund

	Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Investment in Securities*	$130,166,262	$130,166,262	$—	$—
Strategic Growth Fund
	Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Investment in Securities*	$25,153,835	$25,153,835	$—	$—

*Common stocks and short-term investments are Level 1. Please refer to schedule of investments for industry or sector breakout.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of each Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market value existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended March 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Funds.

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed herewith as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Roxbury Funds

By (Signature and Title)*	/s/ Jon Foust
Jon Foust, President
(principal executive officer)

Date	5/6/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jon Foust
Jon Foust, President
(principal executive officer)

Date	5/6/2016

By (Signature and Title)*	/s/ Brooke Clements
Brooke Clements, Treasurer
(principal financial officer)

Date	5/6/2016

* Print the name and title of each signing officer under his or her signature.